CONSOLIDATED STATEMENT OF INCOME - USD ($) shares in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
CONSOLIDATED STATEMENTS OF INCOME
Net revenues	$ 5,686,000,000	$ 5,038,000,000	$ 11,316,000,000	$ 9,848,000,000
Cost of sales	2,865,000,000	2,161,000,000	5,676,000,000	4,180,000,000
Gross profit	2,821,000,000	2,877,000,000	5,640,000,000	5,668,000,000
Research and development expenses	486,000,000	375,000,000	943,000,000	764,000,000
Selling and marketing expenses	960,000,000	952,000,000	1,931,000,000	1,791,000,000
General and administrative expenses	272,000,000	311,000,000	508,000,000	615,000,000
Impairments restructuring and others	419,000,000	712,000,000	659,000,000	831,000,000
Legal Settlements And Loss Contingencies	324,000,000	166,000,000	344,000,000	141,000,000
Goodwill Impairment Charge	6,100,000,000	0	6,100,000,000	0
Operating (loss) income	(5,740,000,000)	361,000,000	(4,845,000,000)	1,526,000,000
Financial expenses - net	238,000,000	105,000,000	445,000,000	403,000,000
Income (loss) before income taxes	(5,978,000,000)	256,000,000	(5,290,000,000)	1,123,000,000
Income taxes (Benefit)	(22,000,000)	29,000,000	32,000,000	257,000,000
Share in (profits) losses of associated companies net	14,000,000	(15,000,000)	7,000,000	(9,000,000)
Net income (loss)	(5,970,000,000)	242,000,000	(5,329,000,000)	875,000,000
Net loss attributable to non-controlling interests	0	(12,000,000)	(4,000,000)	(15,000,000)
Net income (loss) attributable to Teva	(5,970,000,000)	254,000,000	(5,325,000,000)	890,000,000
Dividends on preferred shares	65,000,000	66,000,000	130,000,000	132,000,000
Net income (loss) attributable to ordinary shareholders	$ (6,035,000,000)	$ 188,000,000	$ (5,455,000,000)	$ 758,000,000
Weighted average number of shares (in millions):
Basic	1,017	914	1,016	914
Diluted	1,017	920	1,016	922
Earnings (loss) per share attributable to ordinary shareholders:
Basic	$ (5.94)	$ 0.21	$ (5.37)	$ 0.83
Diluted	$ (5.94)	$ 0.2	$ (5.37)	$ 0.82